S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 18, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Mohsin Y. Meghji	M-III Partners, LP	Financial Advisory Services	Managing Partner
	M3-Brigade Acquisition V Corp.	Special Purpose Acquisition Company	Board Member
Matthew Perkal	Brigade Capital Management, LP	Investments	Partner — Head of SPACs and Special Situations
	Guitar Center Inc.	Retailer	Board Member
	M3-Brigade Acquisition V Corp.	Special Purpose Acquisition Company	Board Member
Eric Greenhaus	M-III Partners, LP	Financial Advisory Services	Vice President
Chris Chaice	Brigade Capital Management, LP	Investments	Partner — Head of Distressed Research
Individual	Entity	Entity’s Business	Affiliation
Charles Garner	M-III Partners, LP	Financial Advisory Services	Senior Managing Director and General Counsel
Benjamin Fader Rattner	Space Summit Capital LLC	Financial Services Blank	Managing Member
	Nexus Capital Management LP	Financial Services	Managing Director
	M3-Brigade Acquisition V Corp.	Special Purpose Acquisition Company	Board Member